Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) - TIIE 28D MXN $ in Thousands	Mar. 31, 2026 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 72,062,631
DFI Notional Amount	$ 11,594,491